Investments for Account of Policyholders - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments for account of policyholders [Line Items]
Rental income	€ 121	€ 129	€ 133
Investments in real estate [member]
Disclosure of investments for account of policyholders [Line Items]
Rental income	50	60	72
Direct operating expenses	€ 4	€ 5	€ 7